Income Tax (Details) - Schedule of statutory income tax rate and the company’s effective income tax rate	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule of Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Statutory income tax rate	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	1.00%	(14.00%)
Changes in valuation allowance	0.00%	(11.00%)
Effective tax rate	26.00%	0.00%